Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per Share [Abstract]
Net Income per Common Share
The calculation of net income per common share is summarized below:

	For the years ended December 31,
	2023	2022	2021

Net income	$2,282	$17,239	$41,348
Less: Dividends to non-vested participating securities	(61)	(227)	-
Less: Undistributed earnings to non-vested participating securities	(10)	(105)	-
Net income attributable to common shareholders, basic	$2,211	$16,907	$41,348

Undistributed earnings to non-vested participating securities	$10	$105	$-
Undistributed earnings reallocated to non-vested participating securities	(10)	(51)	-
Interest effect of convertible notes	-	-	6,473
Net income attributable to common shareholders, diluted	$2,211	$16,961	$47,821

Weighted average common shares outstanding, basic	18,394,419	17,439,033	15,332,191
Effect of dilutive securities:
Warrants	48,269	245,015	541,009
Non-vested participating securities	-	-	169,522
Convertible notes shares	-	-	3,091,031
Weighted average common shares outstanding, diluted	18,442,688	17,684,048	19,133,753

Net income per share attributable to common shareholders, basic	$0.12	$0.97	$2.70
Net income per share attributable to common shareholders, diluted	$0.12	$0.96	$2.50